RELATED PARTY TRANSACTIONS - Schedule Of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	¥ 370,742	$ 52,118	¥ 362,742	$ 54,156	¥ 212,901
Amounts due to related parties:
Amounts due to related parties	1,339,871	188,356	1,180,434	176,234	1,309,317
Trade related
Amounts due from related parties:
Amounts due from related parties	52,336	7,357			26,868
Kingsoft Group | Trade related
Amounts due from related parties:
Amounts due from related parties			49,498	7,390	26,868
Amounts due to related parties:
Amounts due to related parties	13,985	1,966	13,272	1,981	15,092
Kingsoft Group | Non-trade related
Amounts due from related parties:
Amounts due from related parties	10,868	1,528	10,868	1,622	10,863
Amounts due to related parties:
Amounts due to related parties	529,284	74,406	529,284	79,020	529,284
Xiaomi Group | Trade related
Amounts due from related parties:
Amounts due from related parties	283,752	39,889	280,042	41,809	175,170
Amounts due to related parties:
Amounts due to related parties	42,441	5,966	41,794	6,240	55,853
Xiaomi Group | Non-trade related
Amounts due to related parties:
Amounts due to related parties	754,161	106,018	596,084	88,993	709,088
Others | Trade related
Amounts due from related parties:
Amounts due from related parties	¥ 23,786	$ 3,344	¥ 22,334	$ 3,335	¥ 0